Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.58%
Aerospace & Defense–1.72%
Airbus SE (France)	1,804,893	$266,286,400
Agricultural & Farm Machinery–0.27%
Kubota Corp. (Japan)	2,670,200	41,400,022
Apparel, Accessories & Luxury Goods–5.45%
Cie Financiere Richemont S.A. (Switzerland)	1,950,755	142,272,437
Hermes International (France)	591,362	443,258,921
LVMH Moet Hennessy Louis Vuitton SE (France)	593,960	259,508,171
		845,039,529
Application Software–7.08%
Atlassian Corp. PLC, Class A(b)	458,750	67,436,250
Dassault Systemes SE (France)	1,122,157	194,757,333
SAP SE (Germany)	3,460,349	452,831,333
Temenos AG (Switzerland)	1,195,084	192,356,214
Xero Ltd. (New Zealand)(b)	3,388,471	190,513,022
		1,097,894,152
Auto Parts & Equipment–1.53%
Continental AG (Germany)	464,626	53,139,182
Koito Manufacturing Co. Ltd. (Japan)	2,752,900	118,628,258
Valeo S.A. (France)	2,182,868	65,030,222
		236,797,662
Biotechnology–5.75%
Ascendis Pharma A/S, ADR (Denmark)(b)	441,150	59,599,365
CSL Ltd. (Australia)	1,670,907	341,650,373
Galapagos N.V. (Belgium)(b)	482,281	107,882,172
Grifols S.A. (Spain)	11,385,611	382,466,614
		891,598,524
Brewers–1.08%
Heineken N.V. (Netherlands)	1,544,852	168,145,765
Building Products–0.55%
Daikin Industries, Ltd. (Japan)	604,700	85,094,811
Casinos & Gaming–0.83%
Flutter Entertainment PLC (Ireland)	923,691	104,848,477
GVC Holdings PLC (United Kingdom)	2,043,814	23,697,209
		128,545,686
Communications Equipment–0.83%
Nokia OYJ (Finland)	33,069,911	128,994,486
Construction & Engineering–0.27%
Boskalis Westminster (Netherlands)	1,804,333	42,241,845
Construction Machinery & Heavy Trucks–1.12%
Epiroc AB, Class A (Sweden)	15,034,743	173,938,347
Construction Materials–0.88%
James Hardie Industries PLC, CDI	6,491,083	135,866,959
Shares		Value
Data Processing & Outsourced Services–3.55%
Amadeus IT Group S.A. (Spain)	2,423,534	$189,835,310
Edenred (France)	3,978,843	215,002,326
Worldline S.A. (France)(b)(c)	2,062,213	145,563,419
		550,401,055
Department Stores–1.00%
Next PLC (United Kingdom)	1,705,743	154,613,183
Distillers & Vintners–1.50%
Pernod Ricard S.A. (France)	1,339,892	232,388,864
Diversified Banks–1.91%
ICICI Bank Ltd., ADR (India)	20,271,006	295,551,267
Electrical Components & Equipment–2.10%
Legrand S.A. (France)	1,934,285	155,165,601
Nidec Corp. (Japan)	1,352,770	171,250,301
		326,415,902
Electronic Equipment & Instruments–4.96%
Hitachi Ltd. (Japan)	11,021,200	420,871,704
Keyence Corp. (Japan)	1,027,084	348,238,608
		769,110,312
Food Retail–2.88%
Alimentation Couche-Tard, Inc., Class B (Canada)	9,930,114	331,879,207
CP ALL PCL, Foreign Shares (Thailand)	50,769,900	114,423,660
		446,302,867
General Merchandise Stores–1.10%
Dollarama, Inc. (Canada)	4,984,603	169,832,061
Health Care Equipment–4.12%
LivaNova PLC(b)	1,192,012	81,021,056
Medtronic PLC	1,479,760	170,823,494
ResMed, Inc.	1,200,570	190,854,613
Siemens Healthineers AG (Germany)(c)	4,161,481	196,329,188
		639,028,351
Health Care Services–1.32%
Fresenius Medical Care AG & Co. KGaA (Germany)	2,638,466	204,199,945
Health Care Supplies–2.60%
Hoya Corp. (Japan)	4,190,010	402,761,812
Heavy Electrical Equipment–1.37%
Melrose Industries PLC (United Kingdom)	68,788,267	212,661,748
Homefurnishing Retail–1.40%
Nitori Holdings Co. Ltd. (Japan)	1,389,600	216,589,708
Hotels, Resorts & Cruise Lines–0.41%
Carnival Corp.	1,475,935	64,247,451
Household Appliances–1.46%
SEB S.A. (France)(b)	1,763,577	226,886,300

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
Industrial Machinery–5.16%
Aalberts N.V. (Netherlands)	4,434,338	$193,591,993
Atlas Copco AB, Class A (Sweden)	7,109,835	252,277,783
VAT Group AG (Switzerland)(b)(c)(d)	1,547,082	234,216,893
Weir Group PLC (The) (United Kingdom)	6,765,127	120,021,859
		800,108,528
Interactive Home Entertainment–1.30%
Ubisoft Entertainment S.A. (France)(b)	2,653,458	202,327,999
Internet & Direct Marketing Retail–1.57%
Alibaba Group Holding Ltd., ADR (China)(b)	1,171,249	241,968,331
boohoo Group PLC (United Kingdom)(b)	308,279	1,230,610
Trainline PLC (United Kingdom)(b)(c)	56,158	352,025
		243,550,966
IT Consulting & Other Services–1.76%
EPAM Systems, Inc.(b)	1,194,287	272,464,636
Life & Health Insurance–2.79%
Legal & General Group PLC (United Kingdom)	60,263,308	242,518,576
Prudential PLC (United Kingdom)	10,700,023	190,434,705
		432,953,281
Life Sciences Tools & Services–1.36%
Lonza Group AG (Switzerland)(b)	512,940	210,906,278
Metal & Glass Containers–1.39%
CCL Industries, Inc., Class B (Canada)	5,123,116	216,050,403
Oil & Gas Equipment & Services–0.71%
TechnipFMC PLC (United Kingdom)	6,813,688	109,388,456
Packaged Foods & Meats–3.51%
Barry Callebaut AG (Switzerland)	121,527	269,486,308
Saputo, Inc. (Canada)	4,728,148	145,267,113
WH Group Ltd. (Hong Kong)	135,888,000	128,745,456
		543,498,877
Pharmaceuticals–4.34%
Novo Nordisk A/S, Class B (Denmark)	5,492,447	335,289,276
Roche Holding AG (Switzerland)	1,004,556	338,094,281
		673,383,557
Research & Consulting Services–0.95%
Intertek Group PLC (United Kingdom)	1,943,068	147,761,730
Shares		Value
Security & Alarm Services–0.83%
Prosegur Cash S.A. (Spain)(c)	50,298,553	$85,484,384
Prosegur Cia de Seguridad S.A. (Spain)	11,001,815	43,311,503
		128,795,887
Semiconductor Equipment–2.73%
ASML Holding N.V. (Netherlands)	1,507,959	422,914,855
Semiconductors–6.44%
Infineon Technologies AG (Germany)	12,111,614	262,557,834
STMicroelectronics N.V. (Switzerland)	16,202,511	453,374,209
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	26,361,000	282,002,821
		997,934,864
Soft Drinks–0.86%
Britvic PLC (United Kingdom)	10,918,749	133,700,834
Specialty Chemicals–1.39%
Sika AG (Switzerland)	1,199,687	215,963,260
Systems Software–0.31%
Blue Prism Group PLC (United Kingdom)(b)	2,075,800	47,886,417
Tobacco–1.22%
Swedish Match AB (Sweden)	3,337,257	189,022,752
Trading Companies & Distributors–0.92%
Ferguson PLC	1,596,586	143,102,256
Total Common Stocks & Other Equity Interests (Cost $9,211,615,904)		15,284,550,850
Preferred Stocks–0.01%
Broadcasting–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	17,213,928	1,375,040
Money Market Funds–1.22%
Invesco Government & Agency Portfolio,Institutional Class, 1.48% (Cost $188,846,122)(e)	188,846,122	188,846,122
TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $9,400,462,026)		15,474,772,012
OTHER ASSETS LESS LIABILITIES—0.19%		28,995,330
NET ASSETS–100.00%		$15,503,767,342
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $661,945,909, which represented 4.27% of the Fund’s Net Assets.
(d)	The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough to the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2020	Dividend Income
VAT Group AG	$272,526,250	$-	$(50,518,898)	$10,736,188	$1,473,353	$234,216,893	$-

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,648,657,232	$12,635,893,618	$—	$15,284,550,850
Preferred Stocks	1,375,040	—	—	1,375,040
Money Market Funds	188,846,122	—	—	188,846,122
Total Investments	$2,838,878,394	$12,635,893,618	$—	$15,474,772,012
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer International Growth Fund